Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits
end of	2017				2016
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,593	2,058	4,651		2,963	1,645	4,608
Interest-bearing demand deposits	125,323	32,732	158,055		122,053	33,440	155,493
Savings deposits	64,068	18	64,086		63,005	2	63,007
Time deposits	32,531	117,252	149,783	[1]	35,718	119,807	155,525	[1]
Total deposits	224,515	152,060	376,575	[2]	223,739	154,894	378,633	[2]
of which due to banks	–	–	15,413		–	–	22,800
of which customer deposits	–	–	361,162		–	–	355,833
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 149,659 million and CHF 155,458 million as of December 31, 2017 and 2016, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2017 and 2016 were CHF 135 million and CHF 132 million, respectively, of overdrawn deposits reclassified as loans. Prior period has been corrected.

Bank
Deposits
end of	2017				2016
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,594	2,058	4,652		2,972	1,646	4,618
Interest-bearing demand deposits	125,685	32,965	158,650		122,531	33,765	156,296
Savings deposits	64,068	18	64,086		63,005	2	63,007
Time deposits	33,051	117,275	150,326	[1]	43,562	112,541	156,103	[1]
Total deposits	225,398	152,316	377,714	[2]	232,070	147,954	380,024	[2]
of which due to banks	–	–	15,411		–	–	22,800
of which customer deposits	–	–	362,303		–	–	357,224
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 150,203 million and CHF 163,322 million as of December 31, 2017 and 2016, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2017 and 2016 were CHF 135 million and CHF 132 million, respectively, of overdrawn deposits reclassified as loans. Prior period has been corrected.